Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss before tax	£ (140,635)	£ (56,191)	£ (24,379)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	1,747	848	439
Depreciation of property, plant and equipment	3,092	1,432	603
Amortisation of intangible assets	4,645	1,903	23
Revenue settled with non-cash consideration	0	(3,349)	0
Loss recognised from joint venture	691	1,152	1,211
Finance income	(5,681)	(26)	(110)
Finance expenses	334	169	89
R&D tax credits	(3,923)	(1,653)	(1,008)
Share-based payment charge	30,576	10,466	2,074
Foreign exchange gain	(29,556)	(63)	(6)
Changes in working capital:
Decrease/(Increase) in trade receivables	666	(574)	1,549
Increase in other receivables and contract assets	(7,558)	(3,571)	(1,862)
Increase/(decrease) in contract liabilities and other advances	51,662	35,715	(4,781)
Increase in trade payables	17,287	2,705	1,056
Increase in other payables	8,984	4,202	345
Decrease/(Increase) in inventories	309	(184)	0
Interest received	3,702	26	110
Interest paid	(29)	(19)	0
Income taxes received	3,172	309	3,214
Net cash flows used in operating activities	(60,515)	(6,703)	(21,433)
Cash flows from investing activities
Payment for acquisition of subsidiary, net of cash acquired	0	(18,036)	0
Purchase of property, plant and equipment	(22,386)	(5,646)	(2,364)
Purchase of intangible assets	(53)	(1,460)	(3)
Additional investment in joint venture	(242)	(1,424)	(1,378)
Cash invested in short term bank deposits	(100,000)	0	0
Net cash flows used in investing activities	(122,681)	(26,566)	(3,745)
Cash flows from financing activities
Proceeds from issue of share capital, net of transactions costs	24	183,136	56,781
Proceeds from issue of share capital relating to the Company's IPO and concurrent private placements, net of transaction costs	0	350,694	0
Cash paid on settlement of share based payments	(2,282)	0	0
Payments of obligations under lease liabilities	(1,740)	(881)	(470)
Net cash flows (used in)/from financing activities	(3,998)	532,949	56,311
Net (decrease)/increase in cash and cash equivalents	(187,194)	499,680	31,133
Exchange gain/(loss) on cash and cash equivalents	29,598	(91)	(3)
Cash and cash equivalents at the beginning of the year	562,173	62,584	31,454
Cash and cash equivalents at the end of the year	404,577	562,173	62,584
Supplemental disclosure of total cashflow information
Net (decrease)/increase in cash and cash equivalents	(187,194)	499,680	31,133
Increase in short term bank deposits	101,234	0	0
Exchange gain/(loss) on cash and cash equivalents	29,598	(91)	(3)
Net (decrease)/increase in cash, cash equivalents and short term bank deposits including foreign exchange gains/(losses) on cash and cash equivalents	(56,362)	499,589	31,130
Supplemental disclosure of operating Inflow Information
Cash inflows from collaborations	91,868	61,590	6,596
Amounts invoiced during the period	(87,328)	(62,333)	(5,027)
Foreign exchange losses/(gains) on trade receivables	(3,874)	169	(20)
Decrease/(Increase) in trade receivables	666	(574)	1,549
Supplemental non-cash investing information
Capital expenditures recorded within trade payables	7,163	(232)	63
Capital expenditures recorded within other payables	£ 2,428	£ (230)	£ 548